Note E - Deposits (Details) - Time Deposits by Remaining Maturity (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Time Deposits by Remaining Maturity [Abstract]
2014	$ 111,324
2015	39,001
2016	12,524
2017	4,319
2018	4,646
Thereafter	661
Total	$ 172,475	$ 211,895